Commitments And Contingencies (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Abstract]
Aggregate rental expense for operating leases	€ 22,335	€ 10,173	€ 10,719
Purchase commitments with suppliers	174,532
Purchase commitments with suppliers for purchases within the next 12 months	170,421
Commitments for capital expenditures	€ 17,433